Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents [Text Block]
Cash and cash equivalents consist of the following:

	As of March 31,
	2022		2021
Cash on hand	Rs.	1	Rs.	1
Balances with banks		14,494		14,324
Term deposits with banks (original maturities less than 3 months)		357		504
Cash and cash equivalents in the statements of financial position	Rs.	14,852	Rs.	14,829
Bank overdrafts used for cash management purposes		-		9
Cash and cash equivalents in the statements of cash flow	Rs.	14,852	Rs.	14,820
Restricted cash balances included above
Balance in unclaimed dividend and debenture interest account	Rs.	86	Rs.	106
Balances in Escrow account pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details)		40		40
Balances in Escrow account pursuant to the Business Transfer Agreement with Nimbus Health GmbH (Refer to Note 6 for details)		84		-
Other restricted cash balances		72		82